Statement of Stockholders' Deficit - USD ($)	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2015	10,000,000
Beginning balance, value at Dec. 31, 2015	$ 10,000	$ 2,279,053	$ (2,216,403)	$ 72,650
Common stock issued for cash in a private placement, shares	214,744
Common stock issued for cash in a private placement, value	$ 215	11,521	11,736
Issuance of common stock warrants in connection with the issuance of common stock in a private placement		155,764		155,764
Shares issued for services, shares	50,000
Shares issued for services, value	$ 50	38,950		39,000
Net loss			(651,242)	(651,242)
Ending balance, shares at Dec. 31, 2016	10,264,744
Ending balance, value at Dec. 31, 2016	$ 10,265	$ 2,485,288	$ (2,867,645)	(372,092)
Issuance of common stock warrants in connection with the issuance of common stock in a private placement				333,862
Net loss				(128,801)
Ending balance, value at Mar. 31, 2017				$ (108,520)